LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
Revenue	€ 58,319	€ 46,421
Third-party content	(29,998)	(26,232)
Gross Profit	28,321	20,189
Salaries and subcontractors	(14,821)	(9,011)
Share based compensation	(4,667)	(2,963)
Total employee costs	(19,488)	(11,974)
Depreciation and amortization	(4,797)	(2,873)
IT and hosting	(1,699)	(1,372)
Professional fees	(3,024)	(1,481)
Corporate costs	(1,437)	(749)
Sales and marketing	(393)	(213)
Bad debt expense	(602)	(1,076)
Travel and entertainment	(274)	(176)
Transaction and acquisition costs	(1,349)	(2,212)
Other operational costs	(1,769)	(702)
Selling, General and Administrative Expenses	(34,832)	(22,828)
Gain on remeasurement of consideration receivable	98	19
Loss on remeasurement of deferred and contingent consideration	0	(9,276)
Loss on disposal of intangible assets	(89)
Operating Loss	(6,502)	(11,896)
Interest income	61	6
Accretion on liabilities		(1,037)
Interest and financing fees	(245)	(353)
Net Interest Expense and Other Financing Charges	(184)	(1,384)
Loss Before Income Taxes	€ (6,686)	€ (13,280)